SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - OLD PlayStudios, Inc. - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Advertising expense	$ 15.1	$ 10.4	$ 49.3	$ 53.8	$ 48.3
Maximum
Accounting Policies [Line Items]
Credit Period	60 days		60 days
Minimum
Accounting Policies [Line Items]
Credit Period	45 days		45 days